Notes to the consolidated statements of income - Unsatisfied Performance Obligations (Details)	Dec. 31, 2018 EUR (€)
Performance obligations [abstract]
Performance Obligation Unsatisfied or Partially Unsatisfied	€ 1,157,314,000
Less than 1 year
Performance obligations [abstract]
Performance Obligation Unsatisfied or Partially Unsatisfied	286,003,000
1 - 3 Years
Performance obligations [abstract]
Performance Obligation Unsatisfied or Partially Unsatisfied	435,325,000
3 - 5 Years
Performance obligations [abstract]
Performance Obligation Unsatisfied or Partially Unsatisfied	369,238,000
5 - 10 years
Performance obligations [abstract]
Performance Obligation Unsatisfied or Partially Unsatisfied	€ 66,748,000